Reportable segments - Operating Segment Items (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue	$ 4,528,761	$ 7,467,490	$ 10,710,578
Cost of sales	(3,201,654)	(4,392,436)	(4,973,953)
Administrative expenses	(185,959)	(175,765)	(142,644)
Finance expense	(197,544)	(138,402)	(86,651)
Depreciation and amortization expense	(342,424)	(280,787)	(244,458)
Interest in the income of associates and joint ventures accounted for by the equity method	11,025	593	20,159
Income before taxes	974,414	2,807,018	5,486,496
Income tax benefit (expense)	(282,573)	(1,876,751)	(1,572,212)
Net income	691,841	930,267	3,914,284
Assets	11,495,569	10,778,837	10,819,101
Investment accounted for under the equity method	585,794	86,417	54,386
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	(1,181,113)	2,785,385	1,757,581
Other Liabilities	6,297,502	6,301,408	5,887,100
Impairment loss of non-financial assets recognized in income	(7,134)	(47,068)	(42,233)
Cash flows from (used in) operating activities	1,274,678	(196,639)	4,077,595
Cash flows used in investing activities	(1,213,992)	(1,481,493)	(909,401)
Cash flows from (used in) financing activities	282,383	66,261	(2,002,969)
Impairment provision for doubtful receivables
Disclosure of operating segments [line items]
Financial Assets	(639)	(202)	(3,369)
Operating segments
Disclosure of operating segments [line items]
Revenue	4,528,761	7,467,490	10,710,578
Cost of sales	(3,201,654)	(4,392,436)	(4,973,953)
Administrative expenses	0	0	0
Finance expense	0	0	0
Depreciation and amortization expense	(342,424)	(280,787)	(244,458)
Interest in the income of associates and joint ventures accounted for by the equity method	0	0	0
Income before taxes	1,327,107	3,075,054	5,736,625
Income tax benefit (expense)	0	0	0
Net income	1,327,107	3,075,054	5,736,625
Assets	0	0	0
Investment accounted for under the equity method	0	0	0
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	0	0	0
Other Liabilities	0	0	0
Impairment loss of non-financial assets recognized in income	0	0	0
Cash flows from (used in) operating activities	0	0	0
Cash flows used in investing activities	0	0	0
Cash flows from (used in) financing activities	0	0	0
Operating segments | Impairment provision for doubtful receivables
Disclosure of operating segments [line items]
Financial Assets	0	0	0
Unallocated amounts
Disclosure of operating segments [line items]
Revenue	0	0	0
Cost of sales	0	0	0
Administrative expenses	(185,959)	(175,765)	(142,644)
Finance expense	(197,544)	(138,402)	(86,651)
Depreciation and amortization expense	0	0	0
Interest in the income of associates and joint ventures accounted for by the equity method	11,025	593	20,159
Income before taxes	(352,693)	(268,036)	(250,129)
Income tax benefit (expense)	(282,573)	(1,876,751)	(1,572,212)
Net income	(635,266)	(2,144,787)	(1,822,341)
Assets	11,495,569	10,778,837	10,819,101
Investment accounted for under the equity method	585,794	86,417	54,386
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	(1,181,113)	2,785,385	1,757,581
Other Liabilities	6,297,502	6,301,408	5,887,100
Impairment loss of non-financial assets recognized in income	(7,134)	(47,068)	(42,233)
Cash flows from (used in) operating activities	1,274,678	(196,639)	4,077,595
Cash flows used in investing activities	(1,213,992)	(1,481,493)	(909,401)
Cash flows from (used in) financing activities	282,383	66,261	(2,002,969)
Unallocated amounts | Impairment provision for doubtful receivables
Disclosure of operating segments [line items]
Financial Assets	(639)	(202)	(3,369)
Specialty plant nutrients
Disclosure of operating segments [line items]
Revenue	941,940	913,912	1,172,334
Cost of sales	(775,152)	(691,509)	(722,261)
Administrative expenses	0	0	0
Finance expense	0	0	0
Depreciation and amortization expense	(72,211)	(70,342)	(63,321)
Interest in the income of associates and joint ventures accounted for by the equity method	0	0	0
Income before taxes	166,788	222,403	450,073
Income tax benefit (expense)	0	0	0
Net income	166,788	222,403	450,073
Assets	0	0	0
Investment accounted for under the equity method	0	0	0
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	0	0	0
Other Liabilities	0	0	0
Impairment loss of non-financial assets recognized in income	0	0	0
Cash flows from (used in) operating activities	0	0	0
Cash flows used in investing activities	0	0	0
Cash flows from (used in) financing activities	0	0	0
Specialty plant nutrients | Impairment provision for doubtful receivables
Disclosure of operating segments [line items]
Financial Assets
Iodine and its derivatives
Disclosure of operating segments [line items]
Revenue	968,312	892,151	754,339
Cost of sales	(444,904)	(355,717)	(282,100)
Administrative expenses	0	0	0
Finance expense	0	0	0
Depreciation and amortization expense	(57,038)	(53,140)	(53,734)
Interest in the income of associates and joint ventures accounted for by the equity method	0	0	0
Income before taxes	523,408	536,434	472,239
Income tax benefit (expense)	0	0	0
Net income	523,408	536,434	472,239
Assets	0	0	0
Investment accounted for under the equity method	0	0	0
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	0	0	0
Other Liabilities	0	0	0
Impairment loss of non-financial assets recognized in income	0	0	0
Cash flows from (used in) operating activities	0	0	0
Cash flows used in investing activities	0	0	0
Cash flows from (used in) financing activities	0	0	0
Iodine and its derivatives | Impairment provision for doubtful receivables
Disclosure of operating segments [line items]
Financial Assets
Lithium and its derivatives
Disclosure of operating segments [line items]
Revenue	2,241,250	5,180,114	8,152,939
Cost of sales	(1,666,328)	(2,955,669)	(3,636,852)
Administrative expenses	0	0	0
Finance expense	0	0	0
Depreciation and amortization expense	(187,538)	(124,010)	(88,510)
Interest in the income of associates and joint ventures accounted for by the equity method	0	0	0
Income before taxes	574,922	2,224,445	4,516,087
Income tax benefit (expense)	0	0	0
Net income	574,922	2,224,445	4,516,087
Assets	0	0	0
Investment accounted for under the equity method	0	0	0
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	0	0	0
Other Liabilities	0	0	0
Impairment loss of non-financial assets recognized in income	0	0	0
Cash flows from (used in) operating activities	0	0	0
Cash flows used in investing activities	0	0	0
Cash flows from (used in) financing activities	0	0	0
Lithium and its derivatives | Impairment provision for doubtful receivables
Disclosure of operating segments [line items]
Financial Assets
Industrial chemicals
Disclosure of operating segments [line items]
Revenue	78,155	175,223	165,200
Cost of sales	(47,453)	(141,351)	(112,247)
Administrative expenses	0	0	0
Finance expense	0	0	0
Depreciation and amortization expense	(6,328)	(15,232)	(14,724)
Interest in the income of associates and joint ventures accounted for by the equity method	0	0	0
Income before taxes	30,702	33,872	52,953
Income tax benefit (expense)	0	0	0
Net income	30,702	33,872	52,953
Assets	0	0	0
Investment accounted for under the equity method	0	0	0
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	0	0	0
Other Liabilities	0	0	0
Impairment loss of non-financial assets recognized in income	0	0	0
Cash flows from (used in) operating activities	0	0	0
Cash flows used in investing activities	0	0	0
Cash flows from (used in) financing activities	0	0	0
Industrial chemicals | Impairment provision for doubtful receivables
Disclosure of operating segments [line items]
Financial Assets
Potassium
Disclosure of operating segments [line items]
Revenue	270,783	279,050	437,180
Cost of sales	(236,390)	(219,597)	(193,581)
Administrative expenses	0	0	0
Finance expense	0	0	0
Depreciation and amortization expense	(19,275)	(18,006)	(24,043)
Interest in the income of associates and joint ventures accounted for by the equity method	0	0	0
Income before taxes	34,393	59,453	243,599
Income tax benefit (expense)	0	0	0
Net income	34,393	59,453	243,599
Assets	0	0	0
Investment accounted for under the equity method	0	0	0
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	0	0	0
Other Liabilities	0	0	0
Impairment loss of non-financial assets recognized in income	0	0	0
Cash flows from (used in) operating activities	0	0	0
Cash flows used in investing activities	0	0	0
Cash flows from (used in) financing activities	0	0	0
Potassium | Impairment provision for doubtful receivables
Disclosure of operating segments [line items]
Financial Assets
Other products and services
Disclosure of operating segments [line items]
Revenue	28,321	27,040	28,586
Cost of sales	(31,427)	(28,593)	(26,912)
Administrative expenses	0	0	0
Finance expense	0	0	0
Depreciation and amortization expense	(34)	(57)	(126)
Interest in the income of associates and joint ventures accounted for by the equity method	0	0	0
Income before taxes	(3,106)	(1,553)	1,674
Income tax benefit (expense)	0	0	0
Net income	(3,106)	(1,553)	1,674
Assets	0	0	0
Investment accounted for under the equity method	0	0	0
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	0	0	0
Other Liabilities	0	0	0
Impairment loss of non-financial assets recognized in income	0	0	0
Cash flows from (used in) operating activities	0	0	0
Cash flows used in investing activities	0	0	0
Cash flows from (used in) financing activities	0	0	0
Other products and services | Impairment provision for doubtful receivables
Disclosure of operating segments [line items]
Financial Assets
Reportable segments
Disclosure of operating segments [line items]
Revenue	4,528,761	7,467,490	10,710,578
Cost of sales	(3,201,654)	(4,392,436)	(4,973,953)
Administrative expenses	0	0	0
Finance expense	0	0	0
Depreciation and amortization expense	(342,424)	(280,787)	(244,458)
Interest in the income of associates and joint ventures accounted for by the equity method	0	0	0
Income before taxes	1,327,107	3,075,054	5,736,625
Income tax benefit (expense)	0	0	0
Net income	1,327,107	3,075,054	5,736,625
Assets	0	0	0
Investment accounted for under the equity method	0	0	0
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	0	0	0
Other Liabilities	0	0	0
Impairment loss of non-financial assets recognized in income	0	0	0
Cash flows from (used in) operating activities	0	0	0
Cash flows used in investing activities	0	0	0
Cash flows from (used in) financing activities	0	0	0
Reportable segments | Impairment provision for doubtful receivables
Disclosure of operating segments [line items]
Financial Assets	0	0	0
Parent
Disclosure of operating segments [line items]
Revenue	4,528,761		10,710,578
Assets	9,794,433	8,824,362
Other Liabilities	4,633,614	4,383,163
Parent | Operating segments
Disclosure of operating segments [line items]
Revenue	4,528,761	7,467,490	10,710,578
Parent | Unallocated amounts
Disclosure of operating segments [line items]
Revenue	0	0	0
Parent | Specialty plant nutrients
Disclosure of operating segments [line items]
Revenue	941,940	913,912	1,172,334
Parent | Iodine and its derivatives
Disclosure of operating segments [line items]
Revenue	968,312	892,151	754,339
Parent | Lithium and its derivatives
Disclosure of operating segments [line items]
Revenue	2,241,250	5,180,114	8,152,939
Parent | Industrial chemicals
Disclosure of operating segments [line items]
Revenue	78,155	175,223	165,200
Parent | Potassium
Disclosure of operating segments [line items]
Revenue	270,783	279,050	437,180
Parent | Other products and services
Disclosure of operating segments [line items]
Revenue	28,321	27,040	28,586
Parent | Reportable segments
Disclosure of operating segments [line items]
Revenue	4,528,761	7,467,490	10,710,578
Other Operating Segment
Disclosure of operating segments [line items]
Revenue	0	0	0
Other Operating Segment | Operating segments
Disclosure of operating segments [line items]
Revenue	0	0	0
Other Operating Segment | Unallocated amounts
Disclosure of operating segments [line items]
Revenue	0	0	0
Other Operating Segment | Specialty plant nutrients
Disclosure of operating segments [line items]
Revenue	0	0	0
Other Operating Segment | Iodine and its derivatives
Disclosure of operating segments [line items]
Revenue	0	0	0
Other Operating Segment | Lithium and its derivatives
Disclosure of operating segments [line items]
Revenue	0	0	0
Other Operating Segment | Industrial chemicals
Disclosure of operating segments [line items]
Revenue	0	0	0
Other Operating Segment | Potassium
Disclosure of operating segments [line items]
Revenue	0	0	0
Other Operating Segment | Other products and services
Disclosure of operating segments [line items]
Revenue	0	0	0
Other Operating Segment | Reportable segments
Disclosure of operating segments [line items]
Revenue	$ 0	$ 0	$ 0